DIRECT OPERATING COSTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Cumulative costs	$ 1,071	$ 1,341	$ 0
Expense relating to short-term leases	29	33	37
Expense relating to leases of low-value assets for which recognition exemption has been used	$ 8	$ 10	$ 18